Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Certain of Our Asset Classes	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the lease term or estimated useful life of the assets	Shorter of the lease term or estimated useful life of the assets
Furniture & fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	5 years	5 years
Furniture & fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	10 years	10 years
Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	5 years	5 years
Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	10 years	10 years
Automobiles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment	5 years	5 years